Putnam
OTC & Emerging
Growth Fund

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-04

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From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

In recent months we have communicated with you about Putnam's commitment to establishing high fiduciary standards within the investment management industry. The firm's efforts took a step forward in January with a series of initiatives that were outlined in a letter to shareholders from Putnam President and CEO Ed Haldeman. Among other things, Putnam is placing voluntary limits on fund expenses and reducing sales loads. In addition, beginning this spring, shareholder communications will provide enhanced disclosure, including a comparison of fund costs with industry averages and a gauge of each fund's relative risk. They will also disclose the number of shares held by Putnam employees and discuss how the portfolio management team is compensated. Another new measure, taking effect April 19, 2004, will impose a 2% fee on shares that are sold within 5 days of purchase. This redemption fee demonstrates Putnam's commitment to preventing short-term trading in its funds, which can be detrimental to shareholders.

These changes serve to advance shareholder interests and provide a framework to help you make financial decisions. We encourage you to review the new disclosure as it is implemented and discuss it with your financial advisor. While we are pleased with this progress, the Trustees and Putnam are continuing to explore other measures that may provide greater transparency and enhanced protection for long-term shareholders.

Putnam OTC & Emerging Growth Fund's positive return reflects favorable market conditions that lifted valuations for many of the fund's holdings. Though strong on an absolute basis, the fund's returns lagged those of its two benchmark indexes and its Lipper peer group average. This was largely due to the fund's emphasis on higher-quality stocks in a rally that favored lower-quality issues. In the following pages, your fund's management team discusses fund performance, market trends, investment strategies, and individual holdings that contributed to returns. They also discuss their expectations for the months ahead.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

March 17, 2004


Report from Fund Management

Fund highlights

 * Putnam OTC & Emerging Growth Fund advanced solidly over the six-month period ended January 31, 2004, with class A shares posting returns of 13.54% at net asset value (NAV) and 7.08% at public offering price
   (POP).

 * Due to the high quality of its holdings and corrections among some major positions in the period's final month, the fund's performance was below that of its primary benchmark, the Russell 2500 Growth Index, which returned 20.29% for the period, and its secondary index, the Russell Midcap Growth Index, which returned 19.88% for the period.

 * For the same reasons, the fund's performance was also below the average of 16.28% for the Lipper Mid-Cap Growth Funds category.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.

Performance commentary

Despite giving up some ground in the last month of the period, your fund delivered solid absolute performance over the past six months. An array of technology companies and specialty retail holdings led portfolio returns. However, the fund's relative performance was disappointing, lagging that of its primary and secondary benchmarks and the average of other funds in its peer group, primarily because of the fund's higher-quality focus and setbacks among some of its larger portfolio positions in the final month of the period. Despite these isolated difficulties, we remain committed to the fund's strategy of investing in small and midsize companies with what we consider to be above-average growth potential.

FUND PROFILE

Putnam OTC & Emerging Growth Fund seeks capital appreciation by investing in stocks of U.S. companies traded in the over-the-counter market and in emerging growth companies listed on securities exchanges. The fund targets small and midsize companies whose earnings management expects to grow rapidly. The fund may be appropriate for investors who are seeking above-average growth potential and are willing to assume above-average risk in pursuit of this goal.


Market overview

Most of the past six months have seen a strengthening U.S. economy and increasing confidence among equity investors. Once full-scale military operations in Iraq concluded in April, investors began to refocus on the domestic economy, which provided signs of growing strength. By the start of the semiannual period, an equity rally was fully underway. Throughout the period, many of the market's top gains went to lower-quality and more speculative stocks, which had been the hardest hit during the bear market. The higher-quality companies the fund favored, which had been less severely affected by the downturn, performed more modestly.

The rally paused slightly in November when the value of the dollar sank to a record low relative to the euro, but positive economic news, including robust GDP growth and improving employment data, kept the market from drifting down for long. By December, the Dow Jones Industrial Average had broken through the 10,000 mark, while the technology-laden NASDAQ composite exceeded 2,000. In January, stocks were either flat or gave up ground as the market became concerned about just when the Federal Reserve Board might begin to raise interest rates to keep inflation low in the face of mounting economic strength. In general, stocks that had performed most strongly over the past five months were those that corrected most significantly. Technology stocks in particular were hard hit.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 1/31/04
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
Russell 2500 Growth Index (growth stocks of small and
midsize companies)                                                     20.29%
-------------------------------------------------------------------------------
Russell Midcap Growth Index (midsize-company growth stocks)            19.88%
-------------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                                 25.35%
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                     15.23%
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         4.49%
-------------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency
securities)                                                             3.88%
-------------------------------------------------------------------------------
Citigroup World Government Bond Index (global government
bonds)                                                                 10.86%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 1/31/04.
-------------------------------------------------------------------------------

Strategy overview

Throughout the semiannual period, the fund remained true to its mandate, seeking growing, well-managed companies with leading market positions and strong financials. This focus on individual companies, rather than sectors, is at the core of the fund's investment strategy. Sometimes, as in the recent period, this leads to holdings in sectors not traditionally associated with rapid growth, such as health care and financial services.

In concert with our focus on bottom-up stock analysis, however, we do position the fund to take advantage of particular market conditions. During the recent period, this meant gradually increasing portfolio positions in areas and companies likely to benefit from an improving economy. For example, the portfolio has a slight overweight, relative to its benchmark, in technology stocks. Many of these holdings delivered superior returns for the period, despite setbacks in January. We believe that technology will continue to be a major growth trend and the driving force behind productivity and economic growth. Accordingly, these stocks continue to represent a significant portion of the portfolio, and we view the recent correction in tech stocks as an opportunity to selectively augment current portfolio positions and add well-priced stocks from fundamentally strong companies.

The portfolio was also slightly overweighted in consumer cyclicals, especially retail stocks, which performed well. We reduced holdings in the financial sector, and increased energy holdings to benefit from rising natural gas prices. The fund's health-care exposure was reduced somewhat as a few holdings were acquired and we sold others that had grown beyond the small or midsize range.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY WEIGHTINGS COMPARED]

TOP INDUSTRY WEIGHTINGS COMPARED

                         as of 7/31/03         as of 1/31/04

Electronics                 11.9%                 13.1%

Retail                      12.7%                 11.4%

Health-care services        10.7%                  9.6%

Software                     6.5%                  7.5%

Communications
equipment                    2.6%                  4.8%

Footnote reads:
This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.


How fund holdings affected performance

Despite correcting sharply in the last month of the period, technology stocks provided some of the fund's strongest gains over the past six months. Many of these stocks had suffered large declines over the last few years. As economic growth improved and investors began to anticipate an increase in capital spending by businesses, technology stocks were among the greatest beneficiaries. Leading fund returns for the period was Juniper Networks, a maker of networking equipment. Though we sold our position by period-end, the fund also enjoyed superior returns from its holdings in Documentum, a developer of software for publishing and document management that was purchased by EMC during the period. Strongly positive returns were also contributed by LTX Corporation, a producer of semiconductor testing equipment; electronics companies Integrated Device Technology and Marvell Technology Group; and Brooks Automation, a producer of semiconductor equipment.

Several holdings in the consumer cyclical sector also provided strong performance over the period. Specialty retailers, including Chico's and Pacific Sunwear, posted solid returns, as did Advanced Auto Parts, a chain for do-it-yourself auto-repair buffs. These stocks did slip in the final months of the period, however, as investors worried about the potential strength of the Christmas shopping season. In the restaurant sector, fund holding Applebee's benefited from the improving economy that enabled consumers to upgrade from fast-food establishments to this chain of slightly more expensive, casual restaurants.


[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS

 1 Marvell Technology Group, Ltd.
   (Bermuda)
   Electronics

 2 Michaels Stores, Inc.
   Retail

 3 Westwood One, Inc.
   Broadcasting

 4 TCF Financial Corp.
   Banking

 5 Intersil Corp. Class A
   Electronics

 6 Brooks Automation, Inc.
   Electronics

 7 Skyworks Solutions, Inc.
   Electronics

 8 Harrah's Entertainment, Inc.
   Gaming and lottery

 9 Health Management Associates, Inc.
   Health-care services

10 Chico's FAS, Inc.
   Retail

Footnote reads:
These holdings represent 15.7% of the fund's net assets as of 1/31/04. The fund's holdings will change over time.

Despite overall solid returns from the portfolio, some holdings had a negative impact on performance. In the media sector, radio network company Westwood One again detracted from returns due to a continued lag in advertising spending. Unfortunately, management had anticipated a pickup in advertising that did not materialize over the period. However, Westwood One is an industry leader well positioned to benefit as the economy continues to recover and companies move away from cost-cutting and back into advertising in order to build business and retain customers. Another consumer stock, discount chain Family Dollar Stores, also detracted from returns when its stock price corrected sharply following an earnings disappointment. We sold our position in the company by period-end. Two biotechnology holdings also detracted from performance. Gilead Sciences, which specializes in products for patients with life-threatening diseases, missed its fourth quarter revenue expectations due to inventory difficulties with its important HIV drug, Viread. Amylin Pharmaceuticals, an early stage biotechnology firm focused on diabetes treatment, also experienced difficulties as investors worried about the progress of drug trials. We sold our position in Gilead Sciences by period-end, but we continue to believe in the long-term potential of Amylin Pharmaceuticals, and this stock remains in the portfolio.

In the transportation sector, longtime holding Ryanair suffered a sharp valuation correction after pre-releasing disappointing quarterly earnings due to weakness in traffic and yields throughout their system. This discount airline flies in Europe, and its stock had provided healthy returns over many years. The stock did recover somewhat by the end of the period. Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

The fund's management team

The fund is managed by the Putnam Specialty Growth Team. The members of the team are Roland Gillis (Portfolio Leader), Daniel Miller (Portfolio Member), Anthony Sellitto, and Richard Weed.

OF SPECIAL INTEREST

Putnam introduces a new redemption fee to protect long-term investors in the funds. For shares purchased on or after April 19, 2004, a 2% redemption fee will be applied to shares exchanged or sold within 5 calendar days of purchase. The fee applies to all Putnam funds except money market funds, variable annuity funds, and closed-end funds. Beginning on April 19, 2004, the 1% redemption fee currently applicable to international, global, and taxable high-yield funds will be imposed on shares that are exchanged or redeemed within 6 to 90 days of purchase. Please see your fund's prospectus for additional information or talk to your financial advisor.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

In our opinion, the overall environment for stocks remains supportive, with inflation and interest rates still low, corporate earnings and productivity strong, and government fiscal and monetary policies constructive. Of course, as in every recovery, the positive impact of a growing economy on corporate earnings must be balanced against the possibility of higher interest rates. In fact, we believe that, in response to the Fed's last meeting, equity valuations have already begun to reflect a rise in interest rates sometime over the next 12 months. Other factors that could produce market volatility in the months ahead include a rise in energy prices, currency fluctuations, and the inherent instability of a presidential election year, against a backdrop of global terrorism. In this environment, fund performance depends on astute portfolio positioning -- investing in the companies and market sectors with the best potential for higher returns in a growing economy. With its concentrations in the economy's more cyclical sectors and focus on a diversified array of companies with solid growth prospects, we consider your fund well positioned to take advantage of opportunities as they arise.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended January 31, 2004. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 1/31/04
----------------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M          Class R
(inception dates)             (11/1/82)             (7/15/93)             (7/26/99)             (12/9/94)        (12/1/03)
----------------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP        NAV
----------------------------------------------------------------------------------------------------------------------------------
6 months                  13.54%      7.08%     13.07%      8.07%     13.13%     12.13%     13.32%      9.35%     13.36%
----------------------------------------------------------------------------------------------------------------------------------
1 year                    38.92      30.83      37.83      32.83      37.99      36.99      38.48      33.67      38.65
----------------------------------------------------------------------------------------------------------------------------------
5 years                  -48.28     -51.24     -50.20     -50.91     -50.09     -50.09     -49.51     -51.27     -48.90
Annual average           -12.35     -13.38     -13.02     -13.27     -12.98     -12.98     -12.78     -13.39     -12.57
----------------------------------------------------------------------------------------------------------------------------------
10 years                  10.10       3.73       2.23       2.23       2.34       2.34       4.72       1.03       7.49
Annual average             0.97       0.37       0.22       0.22       0.23       0.23       0.46       0.10       0.72
----------------------------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)            11.09      10.78      10.16      10.16      10.28      10.28      10.43      10.25      10.80
----------------------------------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively (which for class A shares does not reflect a reduction in sales charges that went into effect on January 28, 2004; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 12/31/03 (MOST RECENT CALENDAR QUARTER)
----------------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M          Class R
(inception dates)             (11/1/82)             (7/15/93)             (7/26/99)             (12/9/94)        (12/1/03)
----------------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP        NAV
----------------------------------------------------------------------------------------------------------------------------------
6 months                  15.23%      8.61%     14.69%      9.69%     14.86%     13.86%     14.90%     10.92%     15.03%
----------------------------------------------------------------------------------------------------------------------------------
1 year                    35.12      27.29      33.85      28.85      33.81      32.81      34.17      29.56      34.85
----------------------------------------------------------------------------------------------------------------------------------
5 years                  -45.90     -49.01     -47.98     -48.72     -47.86     -47.86     -47.27     -49.11     -46.55
Annual average           -11.56     -12.60     -12.25     -12.50     -12.21     -12.21     -12.01     -12.64     -11.77
----------------------------------------------------------------------------------------------------------------------------------
10 years                  10.36       4.00       2.39       2.39       2.41       2.41       4.81       1.12       7.59
Annual average             0.99       0.39       0.24       0.24       0.24       0.24       0.47       0.11       0.73
----------------------------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)            11.02      10.71      10.08      10.08      10.20      10.20      10.35      10.17      10.73
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/04
--------------------------------------------------------------------------------------
                                                                        Lipper
                                                Russell Midcap          Mid-Cap
                              Russell 2500          Growth           Growth Funds
                             Growth Index*          Index*         category average+
--------------------------------------------------------------------------------------
6 months                        20.29%              19.88%              16.28%
--------------------------------------------------------------------------------------
1 year                          55.81               48.89               41.74
--------------------------------------------------------------------------------------
5 years                         22.18               10.78               15.19
Annual average                   4.09                2.07                2.30
--------------------------------------------------------------------------------------
10 years                       119.31              147.40              124.59
Annual average                   8.17                9.48                8.00
--------------------------------------------------------------------------------------
Annual average
(life of fund)                     --                  --               10.76
--------------------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* The inception date of the Russell 2500 Growth Index and the Russell Midcap Growth Index was December 31, 1985.

+ Over the 6-month and 1-, 5-, and 10-year periods ended 1/31/04, there were 509, 485, 237, and 84 funds, respectively, in this Lipper category.


--------------------------------------------------------------------------------------
PRICE AND DISTRIBUTION* INFORMATION 6 MONTHS ENDED 1/31/04
--------------------------------------------------------------------------------------
                   Class A        Class B        Class C        Class M        Class R
--------------------------------------------------------------------------------------
Share value:     NAV     POP        NAV            NAV        NAV     POP        NAV
--------------------------------------------------------------------------------------
7/31/03        $6.13   $6.50       $5.51          $5.94     $5.78   $5.99         --
--------------------------------------------------------------------------------------
12/1/03++         --      --          --             --        --      --      $6.97
--------------------------------------------------------------------------------------
1/31/04         6.96    7.35+       6.23           6.72      6.55    6.79       6.96
--------------------------------------------------------------------------------------

 * The fund made no distributions during the period.

 + Reflects a reduction in sales charges that took effect on January 28, 2004.

++ Inception date of class R shares.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares (since reduced to 5.25%) and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


Comparative indexes

Citigroup World Government Bond Index is an unmanaged index of government bonds from 14 countries.

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed-income securities.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of international stocks from Europe, Australasia, and the Far East.

Russell 2500 Growth Index is an unmanaged index of the smallest 2,500 companies in the Russell 3000 Index chosen for their growth orientation.

Russell Midcap Growth Index is an unmanaged index of all medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.

A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's Shareholder Services at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment
results,   per-share distributions, expense ratios, net investment
income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
January 31, 2004 (Unaudited)

Common stocks (98.8%) (a)
Number of shares                                                          Value

Advertising and Marketing Services (0.6%)
-------------------------------------------------------------------------------
       292,939 Lamar Advertising Co. (NON)                          $11,272,293

Airlines (1.1%)
-------------------------------------------------------------------------------
       517,019 JetBlue Airways Corp. (NON)                           11,751,842
       195,200 Ryanair Holdings PLC ADR (Ireland)
               (NON)                                                  6,832,000
                                                                 --------------
                                                                     18,583,842

Automotive (1.5%)
-------------------------------------------------------------------------------
       131,300 Donaldson Co., Inc.                                    7,092,826
       468,400 Gentex Corp.                                          20,483,132
                                                                 --------------
                                                                     27,575,958

Banking (2.6%)
-------------------------------------------------------------------------------
       181,400 Investors Financial Services Corp.                     7,517,216
       300,900 New York Community Bancorp, Inc.                      12,412,125
       580,900 TCF Financial Corp.                                   29,079,854
                                                                 --------------
                                                                     49,009,195

Biotechnology (4.2%)
-------------------------------------------------------------------------------
     1,008,883 Amylin Pharmaceuticals, Inc. (NON)                    19,491,620
       348,400 Celgene Corp. (NON)                                   14,078,844
       554,300 Medicines Co. (NON)                                   16,839,634
       217,750 Neurocrine Biosciences, Inc. (NON)                    12,322,473
       200,000 Onyx Pharmaceuticals, Inc. (NON)                       6,736,000
       281,200 OSI Pharmaceuticals, Inc. (NON)                        9,785,760
                                                                 --------------
                                                                     79,254,331

Broadcasting (3.7%)
-------------------------------------------------------------------------------
       207,000 Citadel Broadcasting Corp. (NON)                       3,922,650
       792,751 Cumulus Media, Inc. Class A (NON)                     16,203,830
       428,300 Entercom Communications Corp. (NON)                   20,391,363
       982,700 Westwood One, Inc. (NON)                              30,021,485
                                                                 --------------
                                                                     70,539,328

Commercial and Consumer Services (2.1%)
-------------------------------------------------------------------------------
       242,600 CDW Corp.                                             16,482,244
       200,166 Choicepoint, Inc. (NON)                                7,706,391
       671,400 Robert Half International, Inc.
               (NON)                                                 15,771,186
                                                                 --------------
                                                                     39,959,821

Communications Equipment (4.8%)
-------------------------------------------------------------------------------
        64,100 ADTRAN, Inc.                                           2,206,322
        53,792 Alcatel SA ADR (France) (NON)                            901,016
       253,950 Aspect Communications Corp. (NON)                      4,431,428
       330,000 Comverse Technology, Inc. (NON)                        5,808,000
       191,000 F5 Networks, Inc. (NON)                                6,495,910
       478,087 Foundry Networks, Inc. (NON)                          11,392,813
       744,600 Juniper Networks, Inc. (NON)                          21,511,494
       413,020 Redback Networks, Inc. (NON)                           3,576,753
       135,000 SafeNet, Inc. (NON)                                    5,332,500
     1,426,085 Sonus Networks, Inc. (NON)                            12,078,940
     1,634,900 Tellabs, Inc. (NON)                                   16,185,510
                                                                 --------------
                                                                     89,920,686

Computers (2.2%)
-------------------------------------------------------------------------------
       596,900 Emulex Corp. (NON)                                    16,193,897
       574,000 Network Appliance, Inc. (NON)                         12,834,640
        85,000 Research in Motion, Ltd. (Canada)
               (NON)                                                  7,400,950
       306,200 Symbol Technologies, Inc.                              5,297,260
                                                                 --------------
                                                                     41,726,747

Consumer Goods (0.8%)
-------------------------------------------------------------------------------
       595,700 Yankee Candle Co., Inc. (The) (NON)                   15,631,168

Consumer Services (0.2%)
-------------------------------------------------------------------------------
       141,600 Alliance Data Systems Corp. (NON)                      4,502,880

Electronics (13.1%)
-------------------------------------------------------------------------------
     6,148,900 Agere Systems, Inc. Class A (NON)                     23,673,265
       495,000 Broadcom Corp. Class A (NON)                          20,092,050
     1,084,200 Brooks Automation, Inc. (NON)                         27,105,000
       518,700 Cypress Semiconductor Corp. (NON)                     10,996,440
       706,700 Exar Corp. (NON)                                      14,289,474
         4,025 HI/FN, Inc. (NON)                                         64,199
     1,300,000 Integrated Device Technology, Inc.
               (NON)                                                 23,686,000
     1,097,900 Intersil Corp. Class A                                28,808,896
       313,800 Jabil Circuit, Inc. (NON)                              9,288,480
       947,529 Marvell Technology Group, Ltd.
               (Bermuda) (NON)                                       39,417,206
       295,200 NVIDIA Corp. (NON)                                     6,568,200
       382,245 QLogic Corp. (NON)                                    17,185,735
     2,513,400 Skyworks Solutions, Inc. (NON)                        26,868,246
                                                                 --------------
                                                                    248,043,191

Energy (3.3%)
-------------------------------------------------------------------------------
       335,000 BJ Services Co. (NON)                                 13,111,900
       255,000 CAL Dive International, Inc. (NON)                     5,859,900
       640,000 Key Energy Services, Inc. (NON)                        7,155,200
       377,300 Nabors Industries, Ltd. (Bermuda)
               (NON)                                                 16,601,200
       572,800 Patterson-UTI Energy, Inc. (NON)                      19,807,424
                                                                 --------------
                                                                     62,535,624

Engineering & Construction (0.3%)
-------------------------------------------------------------------------------
       143,400 Jacobs Engineering Group, Inc. (NON)                   6,435,792

Financial (0.3%)
-------------------------------------------------------------------------------
       260,000 eSpeed, Inc. Class A (NON)                             5,850,000

Gaming & Lottery (2.1%)
-------------------------------------------------------------------------------
       465,300 Alliance Gaming Corp. (NON)                           11,213,730
       503,500 Harrah's Entertainment, Inc.                          26,685,500
                                                                 --------------
                                                                     37,899,230

Health Care Services (9.6%)
-------------------------------------------------------------------------------
       140,000 AMERIGROUP Corp. (NON)                                 5,712,000
       810,600 Community Health Systems, Inc. (NON)                  22,907,556
       211,700 Coventry Health Care, Inc. (NON)                      14,035,710
     1,024,400 Health Management Associates, Inc.                    25,108,044
       314,800 Henry Schein, Inc. (NON)                              22,080,072
       353,800 Manor Care, Inc.                                      12,630,660
       265,100 Odyssey Healthcare, Inc. (NON)                         7,836,356
       329,300 Omnicare, Inc.                                        14,499,079
       338,000 Pediatrix Medical Group, Inc. (NON)                   19,874,400
       340,700 Universal Health Services, Inc.
               Class B                                               18,711,244
       206,700 VCA Antech, Inc. (NON)                                 5,890,950
       316,800 WellChoice, Inc. (NON)                                11,594,880
                                                                 --------------
                                                                    180,880,951

Homebuilding (0.7%)
-------------------------------------------------------------------------------
       289,000 Lennar Corp.                                          12,744,900

Investment Banking/Brokerage (1.9%)
-------------------------------------------------------------------------------
       781,200 Ameritrade Holding Corp. Class A
               (NON)                                                 12,382,020
       452,900 T. Rowe Price Group, Inc.                             23,609,677
                                                                 --------------
                                                                     35,991,697

Leisure (0.4%)
-------------------------------------------------------------------------------
       187,100 Multimedia Games, Inc. (NON)                           7,992,912

Lodging/Tourism (2.2%)
-------------------------------------------------------------------------------
     1,421,900 Hilton Hotels Corp.                                   22,750,400
     1,817,300 La Quinta Corp. (NON)                                 13,684,269
       330,900 Scientific Games Corp. Class A (NON)                   4,960,191
                                                                 --------------
                                                                     41,394,860

Manufacturing (1.0%)
-------------------------------------------------------------------------------
       180,500 IDEX Corp.                                             7,526,850
       251,350 Roper Industries, Inc.                                12,187,962
                                                                 --------------
                                                                     19,714,812

Medical Technology (1.8%)
-------------------------------------------------------------------------------
       168,600 Respironics, Inc. (NON)                                8,301,864
       416,900 Thoratec Corp. (NON)                                   6,420,260
       227,000 Varian Medical Systems, Inc. (NON)                    18,827,380
                                                                 --------------
                                                                     33,549,504

Oil & Gas (1.5%)
-------------------------------------------------------------------------------
       600,000 Chesapeake Energy Corp.                                7,476,000
       185,000 Pioneer Natural Resources Co. (NON)                    5,905,200
       546,300 XTO Energy, Inc.                                      14,329,449
                                                                 --------------
                                                                     27,710,649

Pharmaceuticals (2.6%)
-------------------------------------------------------------------------------
       148,050 Barr Pharmaceuticals, Inc. (NON)                      11,146,685
       299,300 Cephalon, Inc. (NON)                                  16,407,626
       370,000 IVAX Corp. (NON)                                       9,250,000
       252,300 Watson Pharmaceuticals, Inc. (NON)                    11,734,473
                                                                 --------------
                                                                     48,538,784

Restaurants (2.5%)
-------------------------------------------------------------------------------
       589,400 Applebee's International, Inc.                        22,467,928
       188,000 CBRL Group, Inc.                                       7,055,640
       363,700 P.F. Chang's China Bistro, Inc.
               (NON)                                                 16,839,310
                                                                 --------------
                                                                     46,362,878

Retail (11.4%)
-------------------------------------------------------------------------------
       560,900 Advance Auto Parts, Inc. (NON)                        21,830,228
       331,200 BJ's Wholesale Club, Inc. (NON)                        7,170,480
       658,200 Chico's FAS, Inc. (NON)                               24,248,088
       286,400 Dick's Sporting Goods, Inc. (NON)                     14,248,400
       346,500 Linens 'N Things, Inc. (NON)                           9,999,990
       856,900 Michaels Stores, Inc.                                 38,363,413
       594,400 Pacific Sunwear of California, Inc.
               (NON)                                                 13,629,592
       311,800 PETCO Animal Supplies, Inc. (NON)                      9,887,178
       588,700 PETsMART, Inc.                                        13,816,789
       826,200 Ross Stores, Inc.                                     23,092,290
       346,200 Tractor Supply Co. (NON)                              14,661,570
       293,300 Tuesday Morning Corp. (NON)                            9,271,213
       490,900 Williams-Sonoma, Inc. (NON)                           15,762,799
                                                                 --------------
                                                                    215,982,030

Schools (2.8%)
-------------------------------------------------------------------------------
       405,700 Career Education Corp. (NON)                          20,431,052
       300,900 Corinthian Colleges, Inc. (NON)                       18,743,061
       382,400 Education Management Corp. (NON)                      12,837,168
       125,000 UNEXT.com, LLC (acquired 4/14/00,
               cost $10,451,238) (Private) (RES)                          1,250
                                                                 --------------
                                                                     52,012,531

Semiconductor (2.6%)
-------------------------------------------------------------------------------
       195,000 Cognex Corp.                                           6,249,750
       109,052 Cymer, Inc. (NON)                                      4,799,379
       789,000 Lam Research Corp. (NON)                              21,105,750
     1,022,400 LTX Corp. (NON)                                       17,810,208
                                                                 --------------
                                                                     49,965,087

Shipping (1.6%)
-------------------------------------------------------------------------------
       314,000 Expeditors International of
               Washington, Inc.                                      11,746,740
       236,500 Heartland Express, Inc.                                5,165,160
       490,900 J. B. Hunt Transport Services, Inc.
               (NON)                                                 12,915,579
                                                                 --------------
                                                                     29,827,479

Software (7.5%)
-------------------------------------------------------------------------------
       718,700 Amdocs, Ltd. (Guernsey) (NON)                         20,389,519
       348,300 Avid Technology, Inc. (NON)                           16,492,005
       460,000 Check Point Software Technologies,
               Ltd. (Israel) (NON)                                    9,430,000
       450,000 Citrix Systems, Inc. (NON)                             9,049,500
       618,200 Cognos, Inc. (Canada) (NON)                           18,682,004
       658,900 Macromedia, Inc. (NON)                                11,893,145
       811,300 Manhattan Associates, Inc. (NON)                      22,797,530
       841,300 Micromuse, Inc. (NON)                                  6,764,052
       671,900 Siebel Systems, Inc. (NON)                             8,956,427
     1,666,200 webMethods, Inc. (NON)                                17,894,988
                                                                 --------------
                                                                    142,349,170

Technology Services (1.8%)
-------------------------------------------------------------------------------
       267,700 Cognizant Technology Solutions Corp.
               (NON)                                                 14,463,829
       382,000 Digital River, Inc. (NON)                              9,045,760
       264,300 VeriSign, Inc. (NON)                                   4,619,964
       440,400 Wireless Facilities, Inc. (NON)                        6,302,124
                                                                 --------------
                                                                     34,431,677

Telecommunications (1.9%)
-------------------------------------------------------------------------------
     1,951,500 American Tower Corp. Class A (NON)                    21,446,985
     1,126,400 Crown Castle International Corp.
               (NON)                                                 13,967,360
                                                                 --------------
                                                                     35,414,345

Transportation (0.6%)
-------------------------------------------------------------------------------
       296,900 UTI Worldwide, Inc.                                   12,235,249

Waste Management (1.5%)
-------------------------------------------------------------------------------
       366,100 Stericycle, Inc. (NON)                                16,181,620
       345,500 Waste Connections, Inc. (NON)                         12,852,600
                                                                 --------------
                                                                     29,034,220
                                                                 --------------
               Total Common stocks
               (cost $1,707,899,988)                             $1,864,873,821

Convertible preferred stocks (1.0%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
       496,666 Bowstreet, Inc. Ser. D, $7.00 cum.
               cv. pfd. (acquired 10/25/00, cost
               $5,959,992) (Private) (RES)                             $372,500
       224,820 Capella Education Co., Inc. Ser. F,
               zero % cv. pfd. (acquired
               2/14/02, cost $2,500,003) (Private)
               (RES)                                                  3,372,306
        40,384 CiDRA Corp. Ser. D, $7.70 cv. pfd.
               (acquired 6/15/00, cost $3,168,171)
               (Private) (RES)                                        1,165,078
        16,408 CiDRA Corp. cv. pfd. (acquired
               6/15/00, cost $335) (Private) (RES)                          123
       229,701 CiDRA Corp. cv. pfd. (acquired
               6/15/00, cost $6,246) (Private)
               (RES)                                                      2,297
         4,345 CiDRA Corp. Ser. D, cv. pfd.
               (acquired 6/15/00, cost $610,642)
               (Private) (RES)                                          224,560
         6,776 CiDRA Corp. zero % cv. pfd.
               (acquired 6/15/00, cost 14,826)
               (RES)                                                      6,776
           484 CiDRA Corp. zero % cv. pfd.
               (acquired 6/15/00, cost 987) (RES)                           363
     1,517,087 CommVault Systems zero % cv. pfd.
               (acquired various dates  from
               1/30/02 to 9/4/03, cost $4,749,999)
               (Private) (RES)                                        5,461,513
        81,199 Cyvera cv. pfd. (acquired 6/15/00,
               cost $220,803) (Private) (RES)                            81,199
     1,020,280 Convergent Networks, Inc. Ser. D,
               zero % cv. pfd.  (acquired 9/19/00,
               cost $13,554,496) (Private) (RES)                        459,126
     3,799,710 eStudio LIVE, Inc. cv. pfd.
               (acquired various dates from
               2/23/00 to 1/14/03, cost $6,157,009)
               (Private) (RES) (AFF)                                  2,849,783
        16,000 eStudio LIVE, Inc. cv. pfd.(acquired
               6/20/02, cost $40,000) (Private)
               (RES)                                                        160
    10,627,800 Hyperchip, Inc. Ser. C, 8.00% cv.
               pfd. (acquired 9/5/00, cost
               $9,352,464) (Private) (RES)                              106,278
       425,000 Lightwave Microsystems Corp. Ser. G,
               $0.80 cv. pfd. (acquired 10/19/00,
               cost $4,250,000) (Private) (RES)                           4,250
     1,690,574 MarketSoft Software Corp. Ser. D,
               zero % cv. pfd. (acquired
               12/7/00, cost $8,250,001) Private)
               (RES) (AFF)                                            2,535,861
       555,882 NuTool, Inc. Ser. C, $0.27 cv. pfd.
               (acquired 11/15/00, cost $1,889,999)
               (Private) (RES)                                          972,794
       202,937 NuTool, Inc. Ser. D, zero % cv. pfd.
               (acquired 11/1/01, cost $793,484)
               (Private) (RES)                                          355,140
       878,186 Totality Corp. Ser. D, $0.3                              351,274
       459,362 Vivace Networks, Inc. Ser. C, $0.583
               cv. pfd. (acquired 9/7/00, cost
               $938,496) (Private) (RES)                                156,183
                                                                 --------------
               Total Convertible preferred stocks
               (cost $66,261,553)                                   $18,477,564

Short-term investments (0.2%) (a) (cost $4,686,419)
Principal amount                                                          Value
-------------------------------------------------------------------------------
    $4,686,419 Short-term investments held in
               Putnam commingled cash  account with
               yields ranging from 0.85% to 1.13%
               and due dates  ranging from February
               2, 2004 to March 30, 2004 (d)                         $4,686,419
-------------------------------------------------------------------------------
               Total Investments (cost $1,778,847,960)           $1,888,037,804
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,887,672,534.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2004 was $18,478,814 or 1.0% of net assets.

(AFF) Affiliated Companies (Note 5).

  (d) See Note 1 to the financial statements.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

Written options outstanding at January 31, 2004 (Unaudited)
(premium received $91,276)

Contract                                      Expiration date/           Market
amount                                          strike price             value
-------------------------------------------------------------------------------
125,534        Juniper Networks, Inc.+ (Call)   Feb 04/$25.64          $457,571
-------------------------------------------------------------------------------


Statement of assets and liabilities
January 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value (identified cost
$1,778,847,960) (Note 1)                                       $1,888,037,804
-------------------------------------------------------------------------------
Cash                                                                1,624,348
-------------------------------------------------------------------------------
Dividends, interest and other receivables                             273,558
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                              1,642,759
-------------------------------------------------------------------------------
Receivable for securities sold                                     25,992,558
-------------------------------------------------------------------------------
Total assets                                                    1,917,571,027

Liabilities
-------------------------------------------------------------------------------
Payable for securities purchased                                    9,101,534
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                         16,788,442
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                          976,129
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)          1,176,357
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                266,943
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            1,823
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                751,855
-------------------------------------------------------------------------------
Written options outstanding, at value (premiums received
$91,276) (Note 1)                                                     457,571
-------------------------------------------------------------------------------
Other accrued expenses                                                377,839
-------------------------------------------------------------------------------
Total liabilities                                                  29,898,493
-------------------------------------------------------------------------------
Net assets                                                     $1,887,672,534

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                $7,404,078,214
-------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                          (12,501,145)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)          (5,612,728,084)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                        108,823,549
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                             $1,887,672,534

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,109,987,179 divided by 159,397,645 shares)                          $6.96
-------------------------------------------------------------------------------
Offering price per class A share (100/94.75 of $6.96)*                  $7.35
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($383,505,693 divided by 61,558,038 shares)**                           $6.23
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($22,969,475 divided by 3,419,600 shares)**                             $6.72
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($231,216,460 divided by 35,324,589 shares)                             $6.55
-------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $6.55)*                  $6.79
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($999 divided by 143 shares)                              $6.96
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($139,992,728 divided by 19,577,121 shares)               $7.15
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended January 31, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Dividends                                                          $2,308,327
-------------------------------------------------------------------------------
Interest                                                              191,187
-------------------------------------------------------------------------------
Total investment income                                             2,499,514

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    6,134,373
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                      4,483,511
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             33,802
-------------------------------------------------------------------------------
Administrative services (Note 2)                                       12,455
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                               1,473,346
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                               2,056,437
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                 130,423
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                 902,006
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                       1
-------------------------------------------------------------------------------
Other                                                                 596,915
-------------------------------------------------------------------------------
Non-recurring costs (Note 6)                                           64,379
-------------------------------------------------------------------------------
Costs assumed by Manager (Note 6)                                    (64,379)
-------------------------------------------------------------------------------
Total expenses                                                     15,823,269
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                           (822,610)
-------------------------------------------------------------------------------
Net expenses                                                       15,000,659
-------------------------------------------------------------------------------
Net investment loss                                               (12,501,145)
-------------------------------------------------------------------------------
Net realized gain on investments (including net realized
loss of $1,282,825 on sales of investments in affiliated
issuers) (Notes 1, 3 and 5)                                       277,385,233
-------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                  179,855
-------------------------------------------------------------------------------
Net unrealized depreciation of investments and written
options during the period                                            (170,570)
-------------------------------------------------------------------------------
Net gain on investments                                           277,394,518
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $264,893,373
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets
                                           Six months ended        Year ended
                                                 January 31           July 31
Increase (decrease) in net assets                      2004*             2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment loss                             $(12,501,145)    $(25,174,551)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments          277,565,088     (440,268,703)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                      (170,570)     736,683,162
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                       264,893,373      271,239,908
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                        (417,079,140)    (267,426,387)
-------------------------------------------------------------------------------
Total increase (decrease) in net assets         (152,185,767)       3,813,521

Net assets
-------------------------------------------------------------------------------
Beginning of period                            2,039,858,301    2,036,044,780
-------------------------------------------------------------------------------
End of period (including accumulated net
investment loss of $12,501,145 and $--,
respectively)                                 $1,887,672,534   $2,039,858,301
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                        January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $6.13           $5.27           $8.52          $29.96          $19.80          $17.35
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                     (.03)           (.06)           (.07)           (.13)           (.24)           (.14)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .86             .92           (3.18)         (16.72)          12.33            3.15
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations:                       .83             .86           (3.25)         (16.85)          12.09            3.01
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                           --              --              --           (4.59)          (1.93)           (.56)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --              --              --           (4.59)          (1.93)           (.56)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $6.96           $6.13           $5.27           $8.52          $29.96          $19.80
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     13.54*          16.32          (38.15)         (63.15)          60.03           18.31
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,109,987      $1,120,364      $1,166,011      $2,207,311      $5,739,645      $2,804,929
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .66*           1.38            1.24            1.04             .93             .98
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                   (.51)*         (1.18)          (1.09)           (.84)           (.75)           (.85)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     33.65*          55.11           79.54           99.14          104.11          139.84
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                        January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $5.51           $4.77           $7.77          $28.10          $18.78          $16.61
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                     (.05)           (.09)           (.11)           (.23)           (.45)           (.26)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .77             .83           (2.89)         (15.51)          11.70            2.99
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations:                       .72             .74           (3.00)         (15.74)          11.25            2.73
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                           --              --              --           (4.59)          (1.93)           (.56)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --              --              --           (4.59)          (1.93)           (.56)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $6.23           $5.51           $4.77           $7.77          $28.10          $18.78
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     13.07*          15.51          (38.61)         (63.43)          58.77           17.42
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $383,506        $399,189        $411,843        $872,627      $2,619,509      $1,328,681
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                   1.04*           2.13            1.99            1.79            1.68            1.73
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                   (.88)*         (1.93)          (1.84)          (1.58)          (1.50)          (1.60)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     33.65*          55.11           79.54           99.14          104.11          139.84
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------------------------------------------
                                 Six months                                                                       For the
                                   ended                                                                           period
                                 January 31                                                                    July 26,1999+
Per-share                       (Unaudited)                           Year ended July                            to July 31
operating performance               2004            2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $5.94           $5.14           $8.37          $29.75          $19.80          $20.65
----------------------------------------------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)             (.06)           (.10)           (.12)           (.24)           (.47)             -- (d)
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .84             .90           (3.11)         (16.55)          12.35            (.85)
----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations:               .78             .80           (3.23)         (16.79)          11.88            (.85)
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                   --              --              --           (4.59)          (1.93)             --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                   --              --              --           (4.59)          (1.93)             --
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $6.72           $5.94           $5.14           $8.37          $29.75          $19.80
----------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)             13.13*          15.56          (38.59)         (63.44)          58.94           (4.12)*
----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $22,969         $25,779         $26,540         $51,023        $110,916             $75
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)           1.04*           2.13            1.99            1.79            1.68             .03*
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.88)*         (1.93)          (1.84)          (1.59)          (1.46)           (.03)*
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             33.65*          55.11           79.54           99.14          104.11          139.84
----------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                         January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $5.78           $4.99           $8.11          $28.98          $19.27          $17.00
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                     (.05)           (.08)           (.10)           (.19)           (.39)           (.22)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .82             .87           (3.02)         (16.09)          12.03            3.05
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .77             .79           (3.12)         (16.28)          11.64            2.83
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                           --              --              --           (4.59)          (1.93)           (.56)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --              --              --           (4.59)          (1.93)           (.56)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $6.55           $5.78           $4.99           $8.11          $28.98          $19.27
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     13.32*          15.83          (38.47)         (63.35)          59.32           17.61
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $231,216        $220,723        $190,171        $289,934        $632,154        $303,677
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .91*           1.88            1.74            1.54            1.43            1.48
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                   (.76)*         (1.68)          (1.59)          (1.34)          (1.25)          (1.35)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     33.65*          55.11           79.54           99.14          104.11          139.84
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS R
----------------------------------------------------------------------------------------------------------------------
                                                                                                      For the period
                                                                                                     December 1, 2003+
Per-share                                                                                              to January 31,
operating performance                                                                                       2004
----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                        $6.97
----------------------------------------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                                                   (.02) (d)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                          .01
----------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                       (.01)
----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                              $6.96
----------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                     (0.14)*
----------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                $1
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                    .27*
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                                   (.21)*
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                     33.65*
----------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and broker service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                         January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $6.29           $5.39           $8.69          $30.35          $19.98          $17.46
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                     (.03)           (.05)           (.06)           (.09)           (.16)           (.10)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .89             .95           (3.24)         (16.98)          12.46            3.18
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations:                       .86             .90           (3.30)         (17.07)          12.30            3.08
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                           --              --              --           (4.59)          (1.93)           (.56)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --              --              --           (4.59)          (1.93)           (.56)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $7.15           $6.29           $5.39           $8.69          $30.35          $19.98
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     13.67*          16.70          (37.97)         (63.05)          60.56           18.60
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $139,993        $273,803        $241,480        $398,264        $804,773        $129,334
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .54*           1.13             .99             .79             .68             .73
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                   (.38)*          (.93)           (.84)           (.59)           (.48)           (.60)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     33.65*          55.11           79.54           99.14          104.11          139.84
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements
January 31, 2004 (Unaudited)

Note 1
Significant accounting policies

Putnam OTC & Emerging Growth Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation through investments in common stocks of small to medium-sized emerging growth companies traded in the over-the-counter (OTC) market and common stocks of "emerging growth" companies listed on securities exchanges.

The fund offers class A, class B, class C, class M, class R and class Y shares. The fund began offering class R shares on December 1, 2003. Class A shares are sold with a maximum front-end sales charge of 5.25%. Prior to January 28, 2004, the maximum front-end sales charge for class A shares was 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A and Class R shares but lower than class B and class C shares. Class R shares are sold without a front end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Effective April 19, 2004, a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

E) Line of credit During the period, the fund was entered into a committed line of credit with certain banks. The line of credit agreement included restrictions that the fund would maintain an asset coverage ratio of at least 300% and that borrowings would not exceed prospectus limitations. For the period ended August 6, 2003, the fund had no borrowings against the line of credit. Effective August 6, 2003, the fund no longer participated in a committed line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2003, the fund had a capital loss carryover of $5,598,658,175 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover  Expiration
--------------------------------
 $246,465,953   July 31, 2009
4,367,146,683   July 31, 2010
  985,045,539   July 31, 2011

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending July 31, 2004 $172,543,092 of losses recognized during the period November 1, 2002 to July 31, 2003.

The aggregate identified cost on a tax basis is $1,897,939,864, resulting in gross unrealized appreciation and depreciation of $242,167,534 and $252,069,594, respectively, or net unrealized depreciation of $9,902,060.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004 to the extent that the fund's net expenses as a percentage of average net assets exceed the average expense ratio for the fund's Lipper peer group of front-end load funds.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended January 31, 2004 the fund paid PFTC $3,296,817 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended January 31, 2004, the fund's expenses were reduced by $822,610 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $2,719 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended January 31, 2004, Putnam Retail Management, acting as underwriter, received net commissions of $62,511 and $1,367 from the sale of class A and class M shares, respectively, and received $616,881 and $3,070 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2004, Putnam Retail Management, acting as underwriter, received $1,281 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2004, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $675,797,674 and $1,061,341,558, respectively. There were no purchases and sales of U.S. government securities.

Written option transactions during the period are summarized as follows:

                                      Contract          Premiums
                                       Amounts          Received
----------------------------------------------------------------
Written options
outstanding at
beginning of period                         --               $--
----------------------------------------------------------------
Options opened                         319,346           271,696
Options closed                         (56,492)          (61,638)
Options exercised                           --                --
Options expired                       (137,320)         (118,782)
----------------------------------------------------------------
Written options
outstanding at
end of period                          125,534           $91,276
----------------------------------------------------------------

Note 4
Capital shares

At January 31, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         22,497,595      $150,419,139
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    22,497,595       150,419,139

Shares repurchased                 (45,734,437)     (308,647,939)
----------------------------------------------------------------
Net decrease                       (23,236,842)    $(158,228,800)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         73,186,303      $383,865,220
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    73,186,303       383,865,220

Shares repurchased                (111,791,907)     (579,453,807)
----------------------------------------------------------------
Net decrease                       (38,605,604)    $(195,588,587)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          4,348,083       $25,951,688
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     4,348,083        25,951,688

Shares repurchased                 (15,251,538)      (92,343,421)
----------------------------------------------------------------
Net decrease                       (10,903,455)     $(66,391,733)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          9,941,791       $47,354,848
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     9,941,791        47,354,848

Shares repurchased                 (23,843,016)     (111,182,134)
----------------------------------------------------------------
Net decrease                       (13,901,225)     $(63,827,286)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            537,561        $3,464,545
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       537,561         3,464,545

Shares repurchased                  (1,458,204)       (9,518,621)
----------------------------------------------------------------
Net decrease                          (920,643)      $(6,054,076)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,821,275        $9,425,623
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     1,821,275         9,425,623

Shares repurchased                  (2,642,607)      (13,432,847)
----------------------------------------------------------------
Net decrease                          (821,332)      $(4,007,224)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          3,567,045       $22,302,894
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     3,567,045        22,302,894

Shares repurchased                  (6,423,955)      (40,986,491)
----------------------------------------------------------------
Net decrease                        (2,856,910)     $(18,683,597)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         10,903,409       $54,219,935
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    10,903,409        54,219,935

Shares repurchased                 (10,814,070)      (53,411,982)
----------------------------------------------------------------
Net increase                            89,339          $807,953
----------------------------------------------------------------

                                 For the period December 1, 2003
                                 (commencement of operations) to
                                                January 31, 2004
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                143            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                           143             1,000

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               143            $1,000
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          8,768,825       $59,888,565
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     8,768,825        59,888,565

Shares repurchased                 (32,712,964)     (227,610,499)
----------------------------------------------------------------
Net decrease                       (23,944,139)    $(167,721,934)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         28,337,348      $152,477,753
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    28,337,348       152,477,753

Shares repurchased                 (29,614,665)     (157,288,996)
----------------------------------------------------------------
Net decrease                        (1,277,317)      $(4,811,243)
----------------------------------------------------------------

Note 5
Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:


Name of                        Purchase       Sales       Dividend       Market
Affiliate                        Cost         Cost         Income        Value
------------------------------------------------------------------------------
CiDRA Corp.                       $--      $5,474,430         $--          $--
estudio LIVE, Inc. (Private)       --              --          --    2,849,783
MarketSoft Software Corp.          --              --          --    2,535,861
------------------------------------------------------------------------------
Totals                            $--      $5,474,430         $--   $5,385,644
------------------------------------------------------------------------------
Market values are shown for those securities affiliated at period end.


Note 6
Regulatory matters and litigation

On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending. Putnam Management has committed to make complete restitution for any losses suffered by Putnam shareholders as a result of any improper market-timing activities by Putnam employees or within Putnam-administered 401(k) plans.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended January 31, 2004, Putnam Management has assumed $64,379 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the Fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. In addition, Marsh & McLennan Companies, Inc., Putnam Management's parent company, has engaged counsel to conduct a separate review of Putnam Management's policies and controls related to short-term trading. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.


Services for shareholders

Investor services

Help your investment grow Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account. (Regular investing does not guarantee a profit or protect against loss in a declining market.)

Switch funds easily* You can move money from one Putnam fund to another within the same class of shares without a service charge.

Access your money easily You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

How to buy additional shares You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

For more information

Visit www.putnaminvestments.com A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Use our toll-free number 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

* This privilege is subject to change or termination. An exchange of funds may result in a taxable event. Certain funds have imposed a 1% redemption fee on total assets redeemed or exchanged within 90 days of purchase. See a prospectus for details. For shares purchased on or after April 19, 2004, a 2% redemption fee will be applied to shares exchanged or sold within 5 days of purchase.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Investors should consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth Funds

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund*
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

Blend Funds

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund*
Global Equity Fund*
Global Natural Resources Fund*
International Capital Opportunities Fund*
International Equity Fund*
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

Value Funds

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund*
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund+

Income Funds

American Government Income Fund
Diversified Income Trust
Global Income Trust*
High Yield Advantage Fund+*
High Yield Trust*
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund+
U.S. Government Income Trust

Tax-free Income Funds

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund++
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

Asset Allocation Funds

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

 * A 1% redemption fee on total assets redeemed or exchanged within 90 days of purchase may be imposed for all share classes of these funds.

 + Closed to new investors.

++ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

For shares purchased on or after April 19, 2004, a 2% redemption fee will be applied to shares exchanged or sold within 5 days of purchase.

Check your account balances and the most recent month-end performance at www.putnaminvestments.com.


Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Treasurer and Principal Executive Officer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and Principal Financial Officer

Michael T. Healy
Assistant Treasurer and Principal Accounting Officer

Beth S. Mazor
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President and BSA Compliance Officer

William H. Woolverton
Vice President and Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam OTC & Emerging Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For more information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

SA014-211464  024/227/673  3/04

Not FDIC Insured    May Lose Value    No Bank Guarantee


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam OTC & Emerging Growth Fund
Supplement to Semiannual Report dated 1/31/04

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 1/31/04

                                                                        NAV

6 months                                                              13.67%
1 year                                                                39.38
5 years                                                              -47.54
Annual average                                                       -12.10
10 years                                                              12.54
Annual average                                                         1.19
Life of fund (since class A inception, 11/1/82)
Annual average                                                        11.20

Share value:                                                            NAV

7/31/03                                                               $6.29
1/31/04                                                               $7.15

----------------------------------------------------------------------------

Distributions:   The fund did not make any distributions during this period.

----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 1, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 1, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 1, 2004